AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 26, 2025

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 427	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 430	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of Principal Executive Offices, Zip Code)

(212) 933-0393

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

280 Park Avenue, 32nd Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On April 7, 2025 pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 427 to the Registration Statement on Form N-1A for KraneShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until April 7, 2025, the effectiveness of Post-Effective Amendment No. 408 (“PEA No. 408”) with respect to the KraneShares 2x Long GRAB Daily ETF, KraneShares 2x Long SE Daily ETF, KraneShares 2x Long MELI Daily ETF and KraneShares 2x Long ASML Daily ETF, which was filed with the Commission via EDGAR Accession No. 0001829126-24-008584 on December 27, 2024. Since no other changes are intended to be made to PEA No. 408 with respect to the KraneShares 2x Long GRAB Daily ETF, KraneShares 2x Long SE Daily ETF, KraneShares 2x Long MELI Daily ETF and KraneShares 2x Long ASML Daily ETF by means of this filing, Parts A, B and C of PEA No. 408 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the KraneShares 2x Long GRAB Daily ETF, KraneShares 2x Long SE Daily ETF, KraneShares 2x Long MELI Daily ETF and KraneShares 2x Long ASML Daily ETF is incorporated herein by reference to Part A of PEA No. 408.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the KraneShares 2x Long GRAB Daily ETF, KraneShares 2x Long SE Daily ETF, KraneShares 2x Long MELI Daily ETF and KraneShares 2x Long ASML Daily ETF is incorporated herein by reference to Part B of PEA No. 408.

PART C – OTHER INFORMATION

The Part C for the KraneShares 2x Long GRAB Daily ETF, KraneShares 2x Long SE Daily ETF, KraneShares 2x Long MELI Daily ETF and KraneShares 2x Long ASML Daily ETF is incorporated herein by reference to Part C of PEA No. 408.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 427 to the Registrant’s Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 25th day of March, 2025.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer	March 25, 2025
Jonathan Krane	and Principal Financial Officer

/s/ Luis Berruga*	Trustee	March 25, 2025
Luis Berruga

/s/ John Ferguson*	Trustee	March 25, 2025
John Ferguson

/s/ Matthew Stroyman*	Trustee	March 25, 2025
Matthew Stroyman

* /s/ Stacy L. Fuller
Stacy L. Fuller

*	Attorney-in-Fact pursuant to powers of attorney dated September 29, 2015 and September 26, 2024.